Trade accounts receivable (Details - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Expected credit losses	R$ (173)	R$ (70)
Total	3,455	3,562
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,640	1,905
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,988	1,727
Third Parties [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,625	1,802
Third Parties [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,988	1,727
Related Partie [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	R$ 15	R$ 103